Share-based Compensation - Additional Information (Details) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares	Jul. 15, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Intrinsic value of options exercised	$ 4,649	$ 740
Intrinsic value of options outstanding	$ 17,529	$ 54,135
Options outstanding, weighted-average remaining life	6 years 11 months 12 days	7 years 3 months 14 days
Aggregate intrinsic values, vested and exercisable	$ 14,775	$ 36,326
Weighted average remaining contractual term, vested and exercisable	5 years 10 months 20 days	6 years 5 months 19 days
Grant date fair value of options vested	$ 2,822	$ 842
Grant date fair value of options granted	$ 9,507	$ 3,879
Weighted-average grant date fair value of options granted (in dollars per share) | $ / shares	$ 3.62	$ 1.02
Stock options vested and expected to vest (in shares) | shares	10,352,973
Stock options vested and expected to vest, intrinsic value	$ 17,532
Stock options vested and expected to vest, weighted-average exercise price (in dollars per share) | $ / shares	$ 1.86
Stock options vested and expected to vest, weighted-average remaining life	6 years 11 months 12 days
Stock-based compensation expense	$ 4,259	$ 1,070
Unrecognized stock-based compensation costs related to non-vested options	$ 8,621
2014 Equity Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Convertible preferred stock, conversion ratio			2.053
2021 Incentive Award Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares authorized for issuance (in shares) | shares	18,144,695,000
Annual increase, percent of outstanding common stock	5.00%
Annual increase period	10 years
Shares of common stock reserved for issuance (in shares) | shares	34,386,810,000
Number of shares available for grant (in shares) | shares	16,097,168
Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	4 years
Stock-based compensation expense	$ 3,061	1,070
Unrecognized share-based compensation cost, period for recognition	2 years 9 months 21 days
Options | Share-based Payment Arrangement, Tranche One
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	1 year
Vesting percentage	25.00%
Options | 2014 Equity Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum term	10 years
Options | 2021 Incentive Award Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum term	10 years
Options | Minimum | 2014 Equity Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	2 years
Options | Minimum | 2021 Incentive Award Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	2 years
Options | Maximum | 2014 Equity Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	4 years
Options | Maximum | 2021 Incentive Award Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	4 years
Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense	$ 1,198	$ 0
Aggregated fair value of RSUs granted	$ 16,685
Unrecognized share-based compensation cost, period for recognition	3 years 4 months 17 days
Unrecognized stock-based compensation costs related to unvested RSUs	$ 15,415
Restricted Stock Units (RSUs) | Director
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	1 year
Restricted Stock Units (RSUs), Four Year Vesting Term
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	4 years
Restricted Stock Units (RSUs), Four Year Vesting Term | Share-based Payment Arrangement, Tranche One
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	1 year
Vesting percentage	25.00%
Restricted Stock Units (RSUs), Two Year Vesting Term
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	2 years
Restricted Stock Units (RSUs), Two Year Vesting Term | Share-based Payment Arrangement, Tranche Two
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	1 year
Vesting percentage	50.00%